Subsequent Events (Details)	Sep. 29, 2024 USD ($)	Sep. 29, 2024 CNY (¥)	Sep. 21, 2024 USD ($)	Sep. 21, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Aug. 28, 2024 USD ($)	Aug. 28, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Events [Line Items]
Short term loan									$ 6,613,276	$ 5,726,841
Pledged value	$ 2.09	¥ 14,805,100			$ 2,450,000	¥ 17,780,000
Forecast [Member] | China Minsheng Bank (“CMB”) [Member]
Subsequent Events [Line Items]
Line of credit							$ 1,376,046	¥ 10,000,000
Short term loan					$ 1,376,046	¥ 10,000,000
Forecast [Member] | China Minsheng Bank (“CMB”) [Member] | Short-term loan [Member]
Subsequent Events [Line Items]
Loan interest rate					4.00%	4.00%
Forecast [Member] | Agricultural Bank of China (“ABC”) [Member]
Subsequent Events [Line Items]
Short-term loan	$ 1,321,004	¥ 9,600,000	$ 1,321,004	¥ 9,600,000
Forecast [Member] | Agricultural Bank of China (“ABC”) [Member] | Short-term loan [Member]
Subsequent Events [Line Items]
Loan interest rate	3.90%	3.90%